Lease liabilities - change in the lease liability and discloses a maturity analysis (Details) - CAD ($)		6 Months Ended
	Jan. 31, 2020	Jun. 30, 2020
Lease liabilities.
Balance as at beginning period		$ 1,463,676
Lease addition		237,608
Lease termination	$ 47,238	(47,238)
Accretion of lease liability		56,352
Repayment of principal and interest		(313,202)
Balance as at end period		$ 1,397,196